Other financial assets	12 Months Ended
Mar. 31, 2018
Other financial assets - current [Member]
Other financial assets
7.	Other financial assets - current

Other financial assets - current consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Derivative financial instruments	US$	379.9	Rs.	24,761.3	Rs.	15,101.8
Advances and other receivables recoverable in cash (including supplier recoveries)		371.4		24,209.2		7,159.0
Inter corporate deposits		—		3.2		3.1
Margin money with banks		6.4		417.1		—
Government grant receivables		63.1		4,114.0		—
Restricted bank deposits		75.9		4,938.8		2,383.6

Total	US$	896.7	Rs.	58,443.6	Rs.	24,647.5

Restricted bank deposits include Rs. 3,030.8 million and Rs. 1,861.4 million as at March 31, 2018 and 2017, respectively, held as security in relation to interest and repayment of borrowings. Out of these deposits, Rs. 850.9 million and Rs. 1,186.4 million as at March 31, 2018 and 2017, respectively, are pledged till the maturity of the respective borrowings.

Other financial assets - noncurrent [Member]
Other financial assets
8.	Other financial assets (non-current)

Other financial assets - non-current consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Margin money with banks	US$	16.1	Rs.	1,048.0	Rs.	745.6
Restricted deposits		10.6		690.6		571.9
Loans to employees		4.3		280.6		277.3
Derivative financial instruments		436.8		28,469.0		27,753.4
Advance and other receivables recoverable in cash (including supplier recoveries)		164.6		10,728.4		—
Others		143.9		9,376.2		7,299.5

Total	US$	776.3	Rs.	50,592.8	Rs.	36,647.7

Margin money with banks is restricted cash deposits and consists of collateral provided for transfer of finance receivables.

Restricted deposits as at March 31, 2018 and 2017 include Rs. 507.6 million and Rs. 323.7 million, respectively held as a financial deposit in relation to ongoing legal cases.